SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATES (Details)	Dec. 31, 2024	Dec. 31, 2023
Right-of-use Assets And Operating Lease Liabilities
Weighted average remaining lease term	1 year 4 months 6 days	1 year 9 months 10 days
Weighted average discount rate	4.00%	5.00%